Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share

(Dollars in thousands)	2011	2010	2009

Income/(loss) from continuing operations	$134,012	$72,935	$(235,232)
Income/(loss) from discontinued operations, net of tax	$8,618	(11,332)	(23,203)

Net income/(loss)	$142,630	$61,603	$(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402

Net income/(loss) attributable to controlling interest	$131,196	$50,201	$(269,837)
Preferred stock dividends	-	107,970	59,585

Net income/(loss) available to common shareholders	$131,196	$(57,769)	$(329,422)

Income/(loss) from continuing operations	$134,012	$72,935	$(235,232)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Preferred stock dividends	-	107,970	59,585

Net income/(loss) from continuing operations available to common shareholders	$122,578	$(46,437)	$(306,219)

Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares

(In thousands, except per share data)	2011	2010	2009

Weighted average common shares outstanding - basic	260,574	235,699	234,431
Effect of dilutive securities	2,287	-	-

Weighted average common shares outstanding - diluted	262,861	235,699	234,431

Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share

Earnings/(loss) per common share:	2011	2010	2009

Income/(loss) per share from continuing operations available to common shareholders	$0.47	$(0.20)	$(1.31)
Income/(loss) per share from discontinued operations, net of tax	.03	(.05)	(.10)

Net income/(loss) per share available to common shareholders	$0.50	$(0.25)	$(1.41)

Diluted earnings/(loss) per common share:

Diluted income/(loss) per share from continuing operations available to common shareholders	$0.47	$(0.20)	$(1.31)
Diluted income/(loss) per share from discontinued operations, net of tax	.03	(.05)	(.10)

Diluted income/(loss) per share available to common shareholders	$0.50	$(0.25)	$(1.41)